Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities - Barclays Africa disposal group income statement (Details) - GBP (£)
£ in Millions
		5 Months Ended	12 Months Ended
		May 31, 2017	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Income statement
Net interest income			£ 3,130	£ 3,876	[1]	£ 4,776	[1]
Net fee and commission income			5,607	5,698	[1]	5,589	[1]
Net trading income			4,364	3,396	[1]	2,716	[1]
Net investment income			394	699	[1]	1,077	[1]
Other income				61		44
Total income			13,600	13,730	[1]	14,202	[1]
Credit impairment (charges)/releases and other provisions			(643)	(1,553)	[1]	(1,477)	[1]
Net operating income			12,957	12,177	[1]	12,725	[1]
Staff costs			(4,874)	(4,393)	[1]	(6,832)	[1]
Administration and general expenses	[2]		(4,224)	(4,141)	[1]	(1,975)	[1]
Operating expenses			(11,739)	(10,678)	[1]	(11,467)	[1]
Share of profit of post-tax results of associates and joint ventures			68	75	[1]	71	[1]
Profit (loss) before tax			1,286	1,758	[1]	1,894	[1]
Taxation			(404)	(1,526)	[1]	(302)	[1]
Profit (loss) after tax			835	(1,154)	[1]	3,729	[1]
Attributable to:
Equity holders of the parent			835	(1,298)	[1]	3,324	[1]
Non-controlling interests			0	144		405
Profit (loss) after tax			835	£ (1,154)	[1]	3,729	[1]
Barclay's Africa Banking Group Limited (BAGL) [member]
Income statement
Net interest income		£ 1,024	0			2,169
Net fee and commission income		522	0			1,072
Net trading income		149	0			281
Net investment income		30	0			45
Net premiums from insurance contracts		161	0			362
Other income		(16)	0			8
Total income		1,870	0			3,937
Net claims and benefits incurred on insurance contracts		(84)	0			(191)
Total income		1,786	0			3,746
Credit impairment (charges)/releases and other provisions		(177)	0			(445)
Net operating income		1,609	0			3,301
Staff costs		(586)	0			(1,186)
Administration and general expenses	[3]	(1,634)	0			(1,224)
Operating expenses		(2,220)	0			(2,410)
Share of profit of post-tax results of associates and joint ventures		5	0			6
Profit (loss) before tax		(606)	0			897
Taxation		(154)	0			(306)
Profit (loss) after tax	[4]	(760)	0			591
Attributable to:
Equity holders of the parent		(900)	0			189
Non-controlling interests		140	0			402
Profit (loss) after tax	[4]	£ (760)	£ 0			£ 591

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.

[2]

The presentation of administration and general expenses has been amended to include litigation and conduct as a separate line item. The prior year comparatives within administration and general expense s categories have been adjusted accordingly.

[3]	Includes impairment of £nil ( 2017: £1,090m; 2016: £nil)
[4]	Total loss in respect of the discontinued operation was £2,195m which included the £60m loss on sale an d £1,375m loss on recycling of other comprehensive loss on reserves.